Shareholder Report, Line Graph (Details)	6 Months Ended
Apr. 30, 2025
C000113876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000125661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000132817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000132818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000137261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000139416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000189608 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000198581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000209927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000236573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000236574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000236575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
C000242839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
ICE BofA 6 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 6-Month US Treasury Bill Index
BlackRock Interest Rate Hedged Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Corporate Bond Index
BlackRock Interest Rate Hedged High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged High Yield Bond Index
BlackRock Interest Rate Hedged Long Term Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Long-Term Corporate Bond Index
S And P GSCI Dynamic Roll USD Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Dynamic Roll (USD) Total Return Index
BlackRock Inflation Hedged Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged Corporate Bond Index
Bloomberg Roll Select Commodity Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Roll Select Commodity Total Return Index
ICE BofA Commodity Enhanced Carry Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Commodity Enhanced Carry Total Return Index
BlackRock Inflation Hedged High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged High Yield Bond Index
BlackRock Inflation Hedged U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged U.S. Aggregate Bond Index
BlackRock Interest Rate Hedged U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged U.S. Aggregate Bond Index
ICE Clean Energy Transition Metals Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE Clean Energy Transition Metals Index